SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Composition of Share Capital
	December 31,
	2021		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	134,098,120	179,872,754	16,948,226